Quarterly Holdings Report
for
Fidelity® International Discovery K6 Fund
January 31, 2025
IGI-K6-NPRT1-0425
1.9893915.105
Common Stocks - 97.5%
	Shares	Value ($)
AUSTRALIA - 2.4%
Communication Services - 0.6%
Interactive Media & Services - 0.6%
CAR Group Ltd	120,112	2,993,120
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.8%
Aristocrat Leisure Ltd	87,146	4,052,258
Information Technology - 0.0%
Software - 0.0%
Canva Inc Class A (a)(b)	400	512,036
Materials - 0.6%
Metals & Mining - 0.6%
Brazilian Rare Earths Ltd (c)	192,741	258,411
IperionX Ltd (c)	1,160,894	3,024,224
		3,282,635
Real Estate - 0.4%
Specialized REITs - 0.4%
DigiCo Infrastructure REIT	110,100	307,904
National Storage REIT unit	1,132,503	1,565,284
		1,873,188
TOTAL AUSTRALIA		12,713,237
BAILIWICK OF JERSEY - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
JTC PLC (d)(e)	194,247	2,389,201
BELGIUM - 1.7%
Health Care - 1.7%
Pharmaceuticals - 1.7%
UCB SA	46,688	9,115,304
BRAZIL - 1.5%
Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
MercadoLibre Inc (c)	2,888	5,551,285
Financials - 0.5%
Banks - 0.5%
NU Holdings Ltd/Cayman Islands Class A (c)	200,081	2,649,072
TOTAL BRAZIL		8,200,357
CANADA - 4.5%
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.7%
Alimentation Couche-Tard Inc	68,481	3,616,415
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Cameco Corp	53,767	2,658,846
Canadian Natural Resources Ltd	163,145	4,956,034
		7,614,880
Financials - 0.2%
Insurance - 0.2%
Definity Financial Corp	26,664	1,048,507
Information Technology - 2.2%
Software - 2.2%
Constellation Software Inc/Canada	3,469	11,344,980
Constellation Software Inc/Canada warrants 3/31/2040 (a)(c)	4,032	0
Lumine Group Inc Subordinate Voting Shares (c)(e)	8,073	214,136
		11,559,116
TOTAL CANADA		23,838,918
CHINA - 0.9%
Consumer Discretionary - 0.6%
Broadline Retail - 0.1%
PDD Holdings Inc Class A ADR (c)	6,037	675,601
Hotels, Restaurants & Leisure - 0.5%
Trip.com Group Ltd ADR (c)	38,720	2,716,982
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	55,340	1,382,498
TOTAL CHINA		4,775,081
DENMARK - 2.7%
Financials - 0.3%
Insurance - 0.3%
Tryg A/S	80,196	1,626,596
Health Care - 2.0%
Pharmaceuticals - 2.0%
Novo Nordisk A/S Series B	126,233	10,657,180
Industrials - 0.4%
Air Freight & Logistics - 0.4%
DSV A/S	9,987	1,989,553
TOTAL DENMARK		14,273,329
FRANCE - 8.7%
Consumer Discretionary - 2.7%
Textiles, Apparel & Luxury Goods - 2.7%
Hermes International SCA	3,759	10,622,474
LVMH Moet Hennessy Louis Vuitton SE	5,204	3,806,229
		14,428,703
Consumer Staples - 0.5%
Food Products - 0.5%
Danone SA	37,650	2,637,193
Financials - 2.0%
Banks - 0.4%
BNP Paribas SA	34,025	2,324,237
Insurance - 1.6%
AXA SA	218,691	8,296,516
TOTAL FINANCIALS		10,620,753

Health Care - 1.2%
Health Care Equipment & Supplies - 1.2%
EssilorLuxottica SA	23,842	6,571,742
Industrials - 1.4%
Aerospace & Defense - 1.4%
Safran SA	29,401	7,288,402
Materials - 0.9%
Chemicals - 0.9%
Air Liquide SA	28,898	5,047,954
TOTAL FRANCE		46,594,747
GERMANY - 8.5%
Communication Services - 0.2%
Entertainment - 0.2%
CTS Eventim AG & Co KGaA	13,033	1,276,328
Consumer Discretionary - 0.7%
Textiles, Apparel & Luxury Goods - 0.7%
adidas AG	14,023	3,708,148
Financials - 1.0%
Insurance - 1.0%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,876	5,353,112
Talanx AG	72	6,132
		5,359,244
Health Care - 0.6%
Pharmaceuticals - 0.6%
Merck KGaA	22,334	3,371,374
Industrials - 3.4%
Aerospace & Defense - 2.2%
Rheinmetall AG	14,604	11,444,453
Industrial Conglomerates - 1.2%
Siemens AG	30,522	6,543,185
TOTAL INDUSTRIALS		17,987,638

Information Technology - 2.6%
Software - 2.6%
SAP SE	50,115	13,810,404
TOTAL GERMANY		45,513,136
HUNGARY - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Richter Gedeon Nyrt	67,665	1,751,236
INDIA - 2.0%
Consumer Discretionary - 0.3%
Broadline Retail - 0.1%
Lenskart Solutions Pvt Ltd (a)(b)(c)	240,000	713,614
Hotels, Restaurants & Leisure - 0.2%
Zomato Ltd (c)	450,998	1,142,985
TOTAL CONSUMER DISCRETIONARY		1,856,599

Financials - 1.0%
Banks - 0.8%
HDFC Bank Ltd	187,451	3,671,392
Capital Markets - 0.2%
360 ONE WAM Ltd	110,542	1,283,065
TOTAL FINANCIALS		4,954,457

Industrials - 0.7%
Construction & Engineering - 0.4%
Larsen & Toubro Ltd	49,876	2,047,791
Professional Services - 0.3%
Computer Age Management Services Ltd	38,833	1,607,519
TOTAL INDUSTRIALS		3,655,310

TOTAL INDIA		10,466,366
IRELAND - 1.5%
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.2%
Dalata Hotel Group PLC	182,795	897,905
Household Durables - 0.6%
Cairn Homes PLC	1,400,388	3,299,048
TOTAL CONSUMER DISCRETIONARY		4,196,953

Industrials - 0.7%
Building Products - 0.7%
Kingspan Group PLC	57,096	3,986,273
TOTAL IRELAND		8,183,226
ISRAEL - 0.6%
Information Technology - 0.6%
IT Services - 0.6%
Wix.com Ltd (c)	13,154	3,142,359
ITALY - 5.2%
Consumer Discretionary - 0.7%
Automobiles - 0.7%
Ferrari NV	8,214	3,519,863
Financials - 3.7%
Banks - 3.3%
FinecoBank Banca Fineco SpA	125,544	2,395,102
UniCredit SpA	327,368	15,033,805
		17,428,907
Financial Services - 0.4%
BFF Bank SpA (d)(e)	249,544	2,146,090
TOTAL FINANCIALS		19,574,997

Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	11,012	671,151
Industrials - 0.8%
Electrical Equipment - 0.8%
Prysmian SpA	58,154	4,062,552
TOTAL ITALY		27,828,563
JAPAN - 17.9%
Communication Services - 1.2%
Entertainment - 1.2%
Capcom Co Ltd	147,458	3,366,789
Nintendo Co Ltd	43,436	2,849,605
		6,216,394
Consumer Discretionary - 2.7%
Broadline Retail - 0.6%
Pan Pacific International Holdings Corp	117,866	3,281,548
Household Durables - 0.8%
Sony Group Corp	188,158	4,152,523
Specialty Retail - 1.3%
Fast Retailing Co Ltd	20,641	6,798,265
TOTAL CONSUMER DISCRETIONARY		14,232,336

Financials - 3.8%
Banks - 1.9%
Mitsubishi UFJ Financial Group Inc	472,892	5,980,380
Sumitomo Mitsui Financial Group Inc	169,942	4,187,899
		10,168,279
Financial Services - 1.2%
ORIX Corp	306,777	6,479,997
Insurance - 0.7%
Tokio Marine Holdings Inc	109,361	3,607,094
TOTAL FINANCIALS		20,255,370

Health Care - 1.5%
Health Care Equipment & Supplies - 1.0%
Hoya Corp	36,897	4,954,749
Pharmaceuticals - 0.5%
Daiichi Sankyo Co Ltd	101,743	2,836,638
TOTAL HEALTH CARE		7,791,387

Industrials - 7.0%
Electrical Equipment - 0.5%
Fuji Electric Co Ltd	57,895	2,758,405
Industrial Conglomerates - 3.0%
Hitachi Ltd	630,586	15,853,210
Machinery - 0.8%
Mitsubishi Heavy Industries Ltd	303,869	4,447,198
Professional Services - 1.2%
Recruit Holdings Co Ltd	77,693	5,422,366
Visional Inc (c)	19,541	969,364
		6,391,730
Trading Companies & Distributors - 1.5%
ITOCHU Corp	173,381	7,983,168
TOTAL INDUSTRIALS		37,433,711

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.2%
Jeol Ltd	31,176	1,149,010
Semiconductors & Semiconductor Equipment - 0.4%
Advantest Corp	18,436	1,019,274
Tokyo Seimitsu Co Ltd	21,585	1,021,949
		2,041,223
TOTAL INFORMATION TECHNOLOGY		3,190,233

Materials - 1.1%
Chemicals - 1.1%
Shin-Etsu Chemical Co Ltd	192,670	5,973,200
TOTAL JAPAN		95,092,631
KAZAKHSTAN - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
Kaspi.KZ JSC ADR	6,875	653,812
KOREA (SOUTH) - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
SK Hynix Inc	26,226	3,519,606
LUXEMBOURG - 0.9%
Financials - 0.9%
Capital Markets - 0.9%
CVC Capital Partners PLC (c)(d)(e)	196,295	4,667,347
NETHERLANDS - 6.1%
Financials - 0.7%
Banks - 0.7%
ING Groep NV	250,730	4,167,356
Industrials - 2.2%
Professional Services - 1.7%
Wolters Kluwer NV	48,794	8,896,271
Trading Companies & Distributors - 0.5%
IMCD NV	18,752	2,945,233
TOTAL INDUSTRIALS		11,841,504

Information Technology - 3.2%
Semiconductors & Semiconductor Equipment - 3.1%
ASML Holding NV	15,358	11,361,279
BE Semiconductor Industries NV	38,670	5,002,497
		16,363,776
Software - 0.1%
Topicus.com Inc	4,871	457,120
TOTAL INFORMATION TECHNOLOGY		16,820,896

TOTAL NETHERLANDS		32,829,756
PUERTO RICO - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liberty Latin America Ltd Class A (c)	140,457	868,024
Liberty Latin America Ltd Class C (c)	72,256	442,929

TOTAL PUERTO RICO		1,310,953
SINGAPORE - 0.5%
Communication Services - 0.5%
Entertainment - 0.5%
Sea Ltd Class A ADR (c)	21,905	2,667,810
SPAIN - 1.0%
Financials - 1.0%
Banks - 1.0%
CaixaBank SA	890,655	5,391,453
SWEDEN - 3.7%
Financials - 1.5%
Financial Services - 1.5%
Investor AB B Shares	278,824	7,953,971
Industrials - 1.5%
Building Products - 0.4%
Assa Abloy AB B Shares	74,733	2,289,544
Machinery - 1.1%
Indutrade AB	202,071	5,584,025
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.7%
Lagercrantz Group AB B Shares	184,086	3,918,207
Software - 0.0%
Kry International Ab (a)(b)(c)	3,324	69,104
TOTAL INFORMATION TECHNOLOGY		3,987,311

TOTAL SWEDEN		19,814,851
SWITZERLAND - 3.4%
Financials - 2.3%
Capital Markets - 2.3%
Partners Group Holding AG	4,119	6,300,046
UBS Group AG	161,378	5,730,403
		12,030,449
Industrials - 1.1%
Electrical Equipment - 1.1%
ABB Ltd	110,069	5,993,519
TOTAL SWITZERLAND		18,023,968
TAIWAN - 2.3%
Information Technology - 2.3%
Semiconductors & Semiconductor Equipment - 2.3%
Taiwan Semiconductor Manufacturing Co Ltd	374,647	12,416,821
UNITED KINGDOM - 15.1%
Communication Services - 1.9%
Diversified Telecommunication Services - 1.7%
Zegona Communications plc (c)	1,581,560	9,216,589
Interactive Media & Services - 0.2%
Baltic Classifieds Group PLC	252,356	1,074,798
TOTAL COMMUNICATION SERVICES		10,291,387

Consumer Discretionary - 3.4%
Hotels, Restaurants & Leisure - 2.6%
Compass Group PLC	274,273	9,449,910
Flutter Entertainment PLC (United Kingdom) (c)	16,317	4,412,479
		13,862,389
Household Durables - 0.0%
Bellway PLC	565	18,368
Leisure Products - 0.8%
Games Workshop Group PLC	22,192	4,006,309
TOTAL CONSUMER DISCRETIONARY		17,887,066

Consumer Staples - 0.6%
Personal Care Products - 0.6%
Unilever PLC	51,503	2,949,940
Financials - 4.2%
Banks - 0.1%
Starling Bank Ltd Class D (a)(b)(c)	137,500	465,427
Capital Markets - 3.8%
3i Group PLC	191,044	9,178,397
London Stock Exchange Group PLC	72,869	10,843,493
		20,021,890
Financial Services - 0.3%
Revolut Group Holdings Ltd (a)(b)(f)	1,408	1,510,832
TOTAL FINANCIALS		21,998,149

Health Care - 1.4%
Pharmaceuticals - 1.4%
Astrazeneca PLC	54,587	7,662,685
Industrials - 3.6%
Aerospace & Defense - 1.5%
BAE Systems PLC	393,836	5,953,319
Rolls-Royce Holdings PLC (c)	287,862	2,146,343
		8,099,662
Professional Services - 1.7%
RELX PLC	181,984	9,036,686
Trading Companies & Distributors - 0.4%
Diploma PLC	38,269	2,159,912
TOTAL INDUSTRIALS		19,296,260

TOTAL UNITED KINGDOM		80,085,487
UNITED STATES - 4.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Shell PLC	108,942	3,577,084
Industrials - 1.5%
Electrical Equipment - 1.5%
Schneider Electric SE	32,180	8,161,646
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NVIDIA Corp	21,522	2,584,146
Materials - 2.0%
Chemicals - 0.5%
Linde PLC	6,255	2,790,480
Construction Materials - 1.5%
CRH PLC (United Kingdom)	65,843	6,570,286
James Hardie Industries PLC depository receipt (c)	40,281	1,353,888
		7,924,174
TOTAL MATERIALS		10,714,654

TOTAL UNITED STATES		25,037,530
TOTAL COMMON STOCKS (Cost $373,539,466)		520,297,085

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (a)(b)(c)	85	108,808
Canva Inc Series A2 (a)(b)(c)	15	19,201

TOTAL AUSTRALIA		128,009
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (a)(b)(c)	1,533	379,663
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (a)(b)(c)	7,322	64,360
TOTAL CHINA		444,023
ESTONIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Bolt Technology OU Series E (a)(b)(c)	3,347	615,687
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,248,177)		1,187,719

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $14,958,681)	4.37	14,955,690	14,958,681

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $389,746,324)	536,443,485
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(2,593,536)
NET ASSETS - 100.0%	533,849,949

Legend

(a)	Level 3 security
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,458,732 or 0.8% of net assets.

(c)	Non-income producing
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,202,638 or 1.7% of net assets.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $9,416,774 or 1.8% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	869,539

ByteDance Ltd Series E1	11/18/20	167,977

Canva Inc Class A	3/18/24	426,664

Canva Inc Series A	9/22/23	90,666

Canva Inc Series A2	9/22/23	16,000

dMed Biopharmaceutical Co Ltd Series C	12/01/20	103,995

Kry International Ab	5/14/21 - 10/30/24	219,661

Lenskart Solutions Pvt Ltd	4/30/24	661,395

Revolut Group Holdings Ltd	12/27/24	1,532,887

Starling Bank Ltd Class D	6/18/21 - 4/05/22	286,270

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	12,600,765	44,782,963	42,425,047	100,556	-	-	14,958,681	14,955,690	0.0%
Fidelity Securities Lending Cash Central Fund	100,450	12,950,553	13,051,003	2,665	-	-	-	-	0.0%
Total	12,701,215	57,733,516	55,476,050	103,221	-	-	14,958,681	14,955,690

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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